Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–7.65%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	2.42%	$32,163,622	$—	$—	$(1,826,285)	$—	$—	1,163,241	$30,337,337
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	4.37%	55,314,313	591,594	—	(992,292)	—	840,904	3,485,207	54,913,615
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	0.86%	26,531,391	666,652	—	(16,332,702)	—	666,652	3,852,958	10,865,341
Total Alternative Funds		114,009,326	1,258,246	—	(19,151,279)	—	1,507,556		96,116,293
Domestic Equity Funds–24.83%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6	2.79%	45,124,049	—	(3,188,241)	(7,136,621)	301,264	—	1,609,374	35,100,451
Invesco Oppenheimer Main Street Small Cap Fund, Class R6	3.26%	58,951,677	—	—	(17,987,148)	—	—	3,724,048	40,964,529
Invesco Oppenheimer Value Fund, Class R6	8.56%	165,225,581	515,606	(2,994,468)	(55,365,966)	93,514	515,606	5,514,329	107,474,267
Invesco Russell 1000 Dynamic Multifactor ETF	10.22%	165,162,130	—	—	(36,801,359)	—	514,923	4,933,158	128,360,771
Total Domestic Equity Funds		434,463,437	515,606	(6,182,709)	(117,291,094)	394,778	1,030,529		311,900,018
Fixed Income Funds–34.11%
Invesco Oppenheimer International Bond Fund, Class R6	8.62%	130,802,159	995,212	—	(23,601,531)	—	1,584,796	23,623,546	108,195,840
Invesco Oppenheimer Limited-Term Government Fund, Class R6	5.85%	74,283,585	249,386	(2,403,691)	1,479,195	(110,440)	375,920	16,590,979	73,498,035
Invesco Oppenheimer Master Inflation Protected Securities Fund, Class R6	2.68%	32,986,038	219	—	626,369	—	76,739	2,554,500	33,612,626
Invesco Oppenheimer Master Loan Fund, Class R6	4.08%	61,083,231	529,882	—	(10,319,100)	—	835,891	3,584,287	51,294,013
Invesco Oppenheimer Total Return Bond Fund, Class R6	12.88%	187,004,350	837,222	(27,074,165)	526,012	458,430	1,227,906	23,107,407	161,751,849
Total Fixed Income Funds		486,159,363	2,611,921	(29,477,856)	(31,289,055)	347,990	4,101,252		428,352,363
Foreign Equity Funds–31.03%
Invesco Oppenheimer Developing Markets Fund, Class R6	5.12%	83,322,488	—	—	(19,007,561)	—	—	1,827,648	64,314,927
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	1.50%	26,102,901	—	—	(7,316,198)	—	—	2,307,949	18,786,703
Invesco Oppenheimer Global Fund, Class R6	9.02%	148,431,689	—	(3,775,935)	(31,590,768)	200,709	—	1,502,995	113,265,695
Invesco Oppenheimer Global Infrastructure Fund, Class R6	1.82%	30,530,881	—	—	(7,658,333)	—	—	2,561,315	22,872,548
Invesco Oppenheimer International Equity Fund, Class R6	5.14%	81,373,862	—	—	(16,815,271)	—	—	3,753,406	64,558,591
Invesco Oppenheimer International Growth Fund, Class R6	5.32%	83,473,002	—	—	(16,604,048)	—	—	1,886,822	66,868,954
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	3.11%	49,638,797	—	—	(10,646,526)	—	—	1,035,651	38,992,271
Total Foreign Equity Funds		502,873,620	—	(3,775,935)	(109,638,705)	200,709	—		389,659,689
Real Estate Funds–1.94%
Invesco Oppenheimer Real Estate Fund, Class Y	1.94%	34,546,135	—	(2,324,700)	(8,020,859)	207,940	—	1,199,436	24,408,516
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	0.22%	$6,007,491	$17,767,499	$(21,017,904)	$—	$—	$10,076	2,757,085	$2,757,086
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $1,270,363,302)	99.78%	$1,578,059,372	$22,153,272	$(62,779,104)	$(285,390,992)	$1,151,417	$6,649,413		$1,253,193,965
OTHER ASSETS LESS LIABILITIES	0.22%								2,768,176
NET ASSETS	100.00%								$1,255,962,141
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	June-2020	$5,781,825	$373,948	$373,948
EURO STOXX 600 Index	23	June-2020	400,667	40,079	40,079
MSCI Emerging Market	6	June-2020	252,870	10,179	10,179
Nikkei 225 Index	1	June-2020	175,959	(2,446)	(2,446)
S&P/TSX 60 Index	1	June-2020	115,711	11,196	11,196
SPI 200 Index	1	June-2020	78,564	309	309
Subtotal				433,265	433,265
Interest Rate Risk
Canada 10 Year Bonds	69	June-2020	7,214,283	273,946	273,946
Euro-BTP	83	June-2020	12,944,763	(571,353)	(571,353)
Euro-BUND	49	June-2020	9,322,798	(141,667)	(141,667)
Euro-OAT	92	June-2020	16,966,255	(482,121)	(482,121)
Janpanese 10 Year Bonds	45	June-2020	63,851,662	(818,124)	(818,124)
Long Gilt	111	June-2020	18,776,941	230,076	230,076
Subtotal				(1,509,243)	(1,509,243)
Total Futures Contracts				$(1,075,978)	$(1,075,978)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated and Unaffiliated Issuers	$1,253,193,965	$—	$—	$1,253,193,965
Other Investments - Assets*
Futures Contracts	939,733	—	—	939,733
Other Investments - Liabilities*
Futures Contracts	(2,015,711)	—	—	(2,015,711)
Total Other Investments	(1,075,978)	—	—	(1,075,978)
Total Investments	$1,252,117,987	$—	$—	$1,252,117,987

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Portfolio Series: Moderate Investor Fund